EMPLOYEE RELATED LIABILITIES (Schedule of Weighted Average Asset Allocations) (Details)	12 Months Ended
Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Funded percentage	100.00%
Target allocation 2013, minimum	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded percentage	79.00%
Target allocation 2013, minimum	65.00%
Target allocation 2013, maximum	75.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded percentage	21.00%
Target allocation 2013, minimum	25.00%
Target allocation 2013, maximum	35.00%
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded percentage	0.00%
Target allocation 2013, minimum	0.00%
Target allocation 2013, maximum	0.00%
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded percentage	0.00%
Target allocation 2013, minimum	0.00%
Target allocation 2013, maximum	0.00%